Debt - (Additional Information) (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2022	Oct. 18, 2021	May 22, 2020	Mar. 17, 2020	Oct. 28, 2019	Jun. 30, 2017	Mar. 31, 2022	Mar. 31, 2021	May 22, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2018
Line of Credit Facility [Line Items]
Term loan							$ 266,396			$ 465,712
Amortization of Debt Issuance Costs							329	$ 1,311		4,472	$ 3,863	$ 2,860
Debt instrument, basis spread on variable rate									5.00%
Revolving Facility											50,000
Loss on extinguishment of debt			$ 700				(4,285)	$ 0		(35,828)	(685)	(2,414)
Repayments of Revolving Facility											$ 50,000
LIBOR Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate									5.00%
Base Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate									4.00%
Merger Transaction
Line of Credit Facility [Line Items]
Loan Principal Payments		$ 148,200
Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving Facility				$ 50,000		$ 50,000
June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 275,000					$ 575,000
Line of Credit Up-sized													$ 115,000
Loan maturity Date						Jun. 30, 2024
Quarterly Amortization Payment Percentage						1.00%
Effective interest rate											4.50%
Loan Principal Payments										4,800	$ 5,900
Loss on extinguishment of debt										1,700
Repayments of Long-term Debt	190,700
June 2017 First Lien Loan | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fair Value Disclosure										465,100
Debt Instrument, Face Amount										$ 460,100
June 2017 First Lien Loan | Maximum
Line of Credit Facility [Line Items]
Cash Flow Subject to Certain Leverage Ratios										50.00%
June 2017 First Lien Loan | LIBOR Rate
Line of Credit Facility [Line Items]
Floor Rate										1.00%
June 2017 First Lien Loan | LIBOR Rate | Maximum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate										3.50%
June 2017 First Lien Loan | LIBOR Rate | Minimum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate										3.00%
June 2017 First Lien Loan | Net Leverage Ratio | Maximum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate										2.50%
June 2017 First Lien Loan | Net Leverage Ratio | Minimum
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate										2.00%
June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Period, End Date					Oct. 28, 2019
May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Term loan			260,000
Repayment of Term Loan		Oct. 18, 2021
Amortization of Debt Issuance Costs			$ 0
Loan maturity Date			May 22, 2026
Springing Maturity			Jun. 30, 2024
Effective interest rate										11.50%	11.50%
Prepayment Penalty Rate			3.00%
Prepayments Amount			$ 91,000
Loan Principal Payments		$ 304,100
Prepayment penalty Amount		28,000
Loss on extinguishment of debt		34,100
Debt discount costs			6,500
Debt issuance costs			$ 2,000
Remaining Amount Issuance Discount And Issuance Costs		$ 6,100
May 2020 First Lien Loan | Maximum
Line of Credit Facility [Line Items]
Prepayment Penalty Rate			6.00%
May 2020 First Lien Loan | Minimum
Line of Credit Facility [Line Items]
Prepayment Penalty Rate									91.00%
Prepayments Amount			$ 91,000
May 2020 First Lien Loan | LIBOR Rate
Line of Credit Facility [Line Items]
Floor Rate										1.00%
Effective interest rate										9.50%
May 2020 First Lien Loan | Base Rate [Member]
Line of Credit Facility [Line Items]
Floor Rate										2.00%
Effective interest rate										8.50%
May 2020 First Lien Loan | Revolving Credit Facility
Line of Credit Facility [Line Items]
Repayments of Revolving Facility			260,000
June 2017 and May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Amortization of Debt Issuance Costs										$ 3,600	$ 3,700	$ 2,900
February 2022 First Lien Loan Member [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 275,000
Amortization of Debt Issuance Costs							$ 700
Effective interest rate							3.75%
Loss on extinguishment of debt							$ 4,300
Debt Instrument, Fair Value Disclosure							270,200
Debt Instrument, Face Amount							$ 269,100
Debt Instrument, Maturity Date							Feb. 03, 2029
February 2022 First Lien Loan Member [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Floor Rate							0.50%
Effective interest rate							3.25%
February 2022 First Lien Loan Member [Member] | Revolving Credit Facility
Line of Credit Facility [Line Items]
Loan maturity Date							Feb. 03, 2027
Revolving Facility							$ 100,000
Outstanding Borrowings							$ 0
May 2022 First Lien Loan Member [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 260,000
Loans Payable | June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit						$ 525,000
Loans Payable | June 2017 Second Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit						$ 185,000